Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]

10.	Accounts payable and accrued liabilities:

Accounts payable and accrued liabilities comprise:

	December 31,	December 31,
	2013	2012

Trade accounts payable	$5,719	$1,045
Accrued contract research	-	447
Employee-related accruals	3,367	808
Restructuring (note 18)	732	567
Interest payable (notes 4 and 11)	125	1,334
Other accrued liabilities	4,060	233

	$14,003	$4,434